Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2010 Fund	May 30, 2023
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.99%)
Past 5 years	2.46%
Since Inception	3.37%	[1]
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.06%)
Past 5 years	0.74%
Since Inception	1.94%	[1]
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.47%)
Past 5 years	1.59%
Since Inception	2.32%	[1]
Fidelity Freedom Index 2010 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.96%)
Since Inception	(0.01%)	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	2.17%
F1901
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Since Inception	5.52%

[1]	A From June 24, 2015
[2]	B From June 24, 2020